SEGMENTED INFORMATION - Geographical information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	[1]	$ 3,971	$ 3,797	$ 2,772
Consolidated property, plant and equipment and equity-accounted investments		41,992	38,861
Hydroelectric
Disclosure of operating segments [line items]
Revenues		2,361	2,333	2,233
Wind
Disclosure of operating segments [line items]
Revenues		928	864	453
Solar
Disclosure of operating segments [line items]
Revenues		646	572	58
Storage and Other
Disclosure of operating segments [line items]
Revenues		36	28	28
UNITED STATES
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments		21,166	19,785
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues		1,123	1,152	1,149
North America | Wind
Disclosure of operating segments [line items]
Revenues		474	478	282
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments		7,353	6,665
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues		979	896	797
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments		4,680	4,434
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments		3,621	3,542
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues		259	285	287
Brazil | Wind
Disclosure of operating segments [line items]
Revenues		110	142	60
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments		4,312	4,093
Europe | Wind
Disclosure of operating segments [line items]
Revenues		273	206	111
Asia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments		860	342
Asia | Wind
Disclosure of operating segments [line items]
Revenues		$ 71	$ 38	$ 0

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).